Segment Information	12 Months Ended
Dec. 31, 2012
Segment Information
Segment Information
We classify our continuing operations into the following business segments based primarily on types of products offered and markets served:

•
Water & Fluid Solutions — The Water & Fluid Solutions segment designs, manufactures, markets and services innovative water management and fluid processing products and solutions. In select geographies, Water & Fluid Solutions offers a wide variety of pumps, valves and pipes for water transmission applications. The Flow Technologies, Filtration & Process, Aquatic Systems and Water & Environmental Systems Global Business Units (“GBUs”) comprise this segment.

•	Valves & Controls — The Valves & Controls segment designs, manufactures, markets and services valves, fittings, automation and controls and actuators and operates as a stand-alone GBU.

•
Technical Solutions — The Technical Solutions segment designs, manufactures and markets products that guard and protect some of the world’s most sensitive electronics and electronic equipment, as well as heat management solutions designed to provide thermal protection to temperature sensitive fluid applications. Within Technical Solutions are the Equipment Protection and Thermal Management GBUs.

•	Other — Other is primarily composed of unallocated corporate expenses, our captive insurance subsidiary, intermediate finance companies, merger-related costs and divested operations.
The accounting policies of our reporting segments are the same as those described in the summary of significant accounting policies. We evaluate performance based on the sales and operating income of the segments and use a variety of ratios to measure performance. These results are not necessarily indicative of the results of operations that would have occurred had each segment been an independent, stand-alone entity during the periods presented.
Financial information by reportable segment is included in the following summary:

In thousands	2012	2011	2010	2012	2011	2010
	Net sales to external customers			Operating income (loss)
Water & Fluid Solutions	$2,638,403	$2,369,804	$2,041,281	$168,043	$58,311	$231,588
Valves & Controls	546,707	—	—	(76,843)	—	—
Technical Solutions	1,231,036	1,086,882	989,492	165,017	185,240	151,533
Other	—	—	—	(299,336)	(143,348)	(70,138)
Consolidated	$4,416,146	$3,456,686	$3,030,773	$(43,119)	$100,203	$312,983
	Identifiable assets (1)			Depreciation
Water & Fluid Solutions	$4,782,616	$3,792,188	$3,409,556	$45,736	$42,419	$37,449
Valves & Controls	4,369,643	—	—	15,119	—	—
Technical Solutions	2,154,187	651,693	728,969	18,950	17,826	17,544
Other	576,285	142,432	(164,992)	8,030	5,990	3,002
Consolidated	$11,882,731	$4,586,313	$3,973,533	$87,835	$66,235	$57,995
	Amortization			Capital expenditures
Water & Fluid Solutions	$38,159	$39,451	$22,981	$49,890	$49,241	$39,631
Valves & Controls	21,696	—	—	21,992	—	—
Technical Solutions	16,102	2,446	2,610	13,565	15,806	8,336
Other	—	—	593	9,085	8,301	11,556
Consolidated	$75,957	$41,897	$26,184	$94,532	$73,348	$59,523

(1)	All cash and cash equivalents are included in “Other.”

The following tables present certain geographic information:

In thousands	2012	2011	2010
	Net sales to external customers
U.S.	$2,624,338	$2,336,845	$2,222,856
Europe	912,642	701,865	470,879
Asia and other	879,166	417,976	337,038
Consolidated	$4,416,146	$3,456,686	$3,030,773

	Long-lived assets
U.S.	$372,807	$195,631	$196,440
Europe	394,215	140,290	77,000
Australia	170,526	461	772
Asia and other	250,639	51,143	55,223
Consolidated	$1,188,187	$387,525	$329,435

Net sales are based on the location in which the sale originated. Long-lived assets represent property, plant and equipment, net of related depreciation.
We offer a broad array of products and systems to multiple markets and customers for which we do not have the information systems to track revenues by primary product category. However, our net sales by segment are representative of our sales by major product category.
We sell our products through various distribution channels including wholesale and retail distributors, original equipment manufacturers and home centers. In Water & Fluid Solutions, no single customer accounted for more than 10% of segment sales in 2012 and one customer accounted for 10% of segment sales in 201l and 2010. In Technical Solutions and Valves & Controls, no single customer accounted for more than 10% of segment sales in 2012, 2011 or 2010.